Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized	5,000,000	5,000,000
Common shares, shares issued	22,551	23,277
Common shares, shares outstanding	21,184	21,121